Inventories	12 Months Ended
Feb. 01, 2015
Inventory Disclosure [Abstract]
Inventories

Note 2: Inventories

Inventories consist of the following:

	FEBRUARY 1, 2015	FEBRUARY 2, 2014
Operating store—food and beverage	$4,494	$3,961
Operating store—amusement	6,497	6,214
Corporate supplies, warehouse and other	7,466	5,179

	$18,457	$15,354

Amusement inventory includes electronic equipment, stuffed animals and small novelty items used as redemption prizes for certain midway games, as well as supplies needed for midway operations.